Note 3 - Loans and Allowance for Loan Losses (Detail) - Imformation Regarding Impaired Loans (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Average of individually impaired loans during year	$ 24,589
Interest income recognized during impairment	1,158
Cash basis interest income recognized	$ 1,083